Note 17 - Regulatory Capital - Capital Ratios (Details)	Dec. 31, 2019	Dec. 31, 2018
Leverage capital, adequately capitalized, ratio	4.00%	4.00%
Tier 1 risk based capital, adequately capitalized, ratio	6.00%	6.00%
Common equity tier 1 capital, adequately capitalized, ratio	4.50%	4.50%
Total risk based capital, adequately capitalized, ratio	8.00%	8.00%
Leverage capital, adequately capitalized plus capital conservation buffer, ratio	4.00%	4.00%
Tier 1 risk based capital, adequately capitalized plus capital conservation buffer, ratio	8.50%	8.50%
Common equity tier 1 capital, adequately capitalized plus capital conservation buffer, ratio	7.00%	7.00%
Total risk based capital, adequately capitalized plus capital conservation buffer, ratio	10.50%	10.50%
Middlefield Banking Company [Member]
Leverage capital, actual, ratio	10.35%	9.60%
Tier 1 risk based capital, actual, ratio	12.12%	11.09%
Common equity tier 1 capital, actual, ratio	12.12%	11.09%
Total risk based capital, actual, ratio	12.79%	11.83%
Leverage capital, well-capitalized, ratio (bank only)	5.00%	5.00%
Tier 1 risk based capital, well-capitalized, ratio (bank only)	8.00%	8.00%
Common equity tier 1 capital, well-capitalized, ratio (bank only)	6.50%	6.50%
Total risk based capital, well-capitalized, ratio (bank only)	10.00%	10.00%
Middlefield Banc Corp [Member]
Leverage capital, actual, ratio	10.23%	10.35%
Tier 1 risk based capital, actual, ratio	12.56%	11.83%
Common equity tier 1 capital, actual, ratio	11.77%	11.04%
Total risk based capital, actual, ratio	13.23%	12.57%